Provisions and Contingent Provisions (Details) - Schedule of provisions for personnel salaries and expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of provisions for personnel salaries and expenses [Abstract]
Provision for seniority compensation	$ 6,658	$ 6,797
Provision for stock-based personnel benefits
Provision for performance bonus	65,786	68,595
Provision for vacations	29,307	23,864
Provision for other personnel benefits	2,519	1,967
Total	$ 104,270	$ 101,223